Schedule of right-of-use asset (Details) - USD ($)	6 Months Ended		12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Aug. 31, 2024	Aug. 31, 2023
Right-of-use Asset And Lease Liability
Beginning balance, Cost	$ 1,134,984	$ 1,177,721	$ 1,177,721	$ 1,084,523
Additions				141,799
Translation adjustment	(70,511)		(42,737)	(48,600)
Ending balance, Cost	1,064,473		1,134,984	1,177,721
Beginning balance, Accumulated Depreciation	306,310	217,344	217,344	130,432
Depreciation	117,019		134,508
Translation adjustment	(18,166)		(45,542)	(21,423)
Ending balance, Accumulated Depreciation	405,163		306,310	217,344
Right-of-use asset	659,310		828,674	960,377
Depreciation	$ 117,019	$ 66,992	$ 134,508	$ 108,335